Net Loss From Continuing Operations - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Income related to government grants	$ 6,422	$ 5,682	$ 5,446
Others	949	709	4,065
Other income	$ 7,371	$ 6,391	$ 9,511